Business Acquisitions Disclosure: Schedule of Business Acquisitions Consideration (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Business Acquisitions Consideration

Fair Value of Consideration Transferred
Cash paid to Yowza!!, net of cash acquired	$500,000
Fair value of Company's shares issued	3,004,860
Cash paid to extinguish debt, net of cash acquired	(13,632)
$3,491,228